Basis of Preparation of the Consolidated Financial Statements - Additional Information (Detail) $ in Thousands		12 Months Ended
	Nov. 14, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Basis Of Preparation Of Financial Statements Explanatory Line Items
Accumulated loss		$ 711,762	$ 700,823
Net Assets		(3,188)	4,864
Cash and cash equivalents		$ 3,276	$ 9,766	$ 32,056	$ 32,675
Reverse stock split description		In connection with a reverse stock split of 100-to-1 effective on November 14, 2024, all shares and notes thereto have been retroactively adjusted for all periods presented to give effect to this reverse stock split.
Reverse stock split conversion ratio	0.01
Effective date of reverse stock split		Nov. 14, 2024